TETON Convertible Securities Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 84 .9%
Airlines — 2 .8%
$ 680,000 JetBlue Airways Corp. ,
0.500% , 04/01/26 (a) ......................................... $ 681,020
1,000,000 Southwest Airlines Co. ,
1.250% , 05/01/25 .............................................. 1,519,375
2,200,395
Aviation: Parts and Services — 0 .4%
300,000 Kaman Corp. ,
3.250% , 05/01/24 .............................................. 318,011
Business Services — 6 .1%
700,000 Kaleyra Inc. ,
6.125% , 06/01/26 (a) ......................................... 714,739
1,100,000 Perficient Inc. ,
1.250% , 08/01/25 (a) ......................................... 1,811,590
900,000 RingCentral Inc. ,
Zero Coupon , 03/01/25 ................................... 998,438
500,000 Shift4 Payments Inc. ,
Zero Coupon , 12/15/25 (a) .............................. 676,550
500,000 Square Inc. ,
0.250% , 11/01/27 (a) ......................................... 582,500
4,783,817
Cable and Satellite — 1 .3%
450,000 DISH Network Corp. ,
3.375% , 08/15/26 .............................................. 460,350
605,000 fuboTV Inc. ,
3.250% , 02/15/26 (a) ......................................... 600,084
1,060,434
Communications Equipment — 0 .7%
500,000 Lumentum Holdings Inc. ,
0.500% , 12/15/26 .............................................. 541,900
Computer Software and Services — 29 .8%
Bandwidth Inc.
500,000 0.250% , 03/01/26 .............................................. 813,500
420,000 0.500% , 04/01/28 (a) ......................................... 433,650
Blackline Inc.
350,000 0.125% , 08/01/24 .............................................. 563,062
480,000 Zero Coupon , 03/15/26 (a) .............................. 463,200
980,000 Cardlytics Inc. ,
1.000% , 09/15/25 (a) ......................................... 1,626,800
245,000 Cloudflare Inc. ,
0.750% , 05/15/25 .............................................. 698,863
Coupa Software Inc.
140,000 0.125% , 06/15/25 .............................................. 242,634
465,000 0.375% , 06/15/26 .............................................. 538,761
1,000,000 CSG Systems International Inc. ,
4.250% , 03/15/36 (a) ......................................... 1,035,600
120,000 Dropbox Inc. ,
Zero Coupon , 03/01/28 (a) .............................. 132,000
960,000 Everbridge Inc. ,
0.125% , 12/15/24 .............................................. 1,314,600
205,000 Farfetch Ltd. ,
3.750% , 05/01/27 .............................................. 666,250
1,250,000 i3 Verticals LLC ,
1.000% , 02/15/25 .............................................. 1,273,437
1,050,000 Limelight Networks Inc. ,
3.500% , 08/01/25 (a) ......................................... 954,431
690,000 LivePerson Inc. ,
0.750% , 03/01/24 .............................................. 1,206,865
Principal
Amount
Market
Value
$ 750,000 Match Group Financeco 3 Inc. ,
2.000% , 01/15/30 (a) ......................................... $ 1,527,675
400,000 MercadoLibre Inc. ,
2.000% , 08/15/28 .............................................. 1,414,000
205,000 Nice Systems Inc. ,
1.250% , 01/15/24 .............................................. 608,722
1,000,000 PAR Technology Corp. ,
2.875% , 04/15/26 .............................................. 1,813,993
860,000 Progress Software Corp. ,
1.000% , 04/15/26 (a) ......................................... 873,392
PROS Holdings Inc.
250,000 1.000% , 05/15/24 .............................................. 257,969
465,000 2.250% , 09/15/27 (a) ......................................... 610,022
750,000 Q2 Holdings Inc. ,
0.750% , 06/01/26 .............................................. 984,000
650,000 Splunk Inc. ,
1.125% , 09/15/25 .............................................. 794,625
Vocera Communications Inc.
500,000 1.500% , 05/15/23 .............................................. 683,125
490,000 0.500% , 09/15/26 (a) ......................................... 465,500
900,000 Workiva Inc. ,
1.125% , 08/15/26 .............................................. 1,374,421
23,371,097
Consumer Products — 0 .2%
170,000 Cracker Barrel Old Country Store Inc. ,
0.625% , 06/15/26 (a) ......................................... 171,488
Consumer Services — 8 .6%
480,000 2U Inc. ,
2.250% , 05/01/25 .............................................. 791,760
360,000 Callaway Golf Co. ,
2.750% , 05/01/26 .............................................. 735,525
365,000 National Vision Holdings Inc. ,
2.500% , 05/15/25 .............................................. 644,453
550,000 NCL Corp. Ltd. ,
5.375% , 08/01/25 (a) ......................................... 1,002,925
500,000 Okta Inc. ,
0.375% , 06/15/26 .............................................. 625,435
Royal Caribbean Cruises Ltd.
155,000 4.250% , 06/15/23 (a) ......................................... 211,974
250,000 2.875% , 11/15/23 (a) ......................................... 314,684
245,000 Shopify Inc. ,
0.125% , 11/01/25 .............................................. 320,215
1,100,000 Stride Inc. ,
1.125% , 09/01/27 (a) ......................................... 1,024,320
285,000 Vroom Inc. ,
0.750% , 07/01/26 (a) ......................................... 295,830
710,000 Wayfair Inc. ,
0.625% , 10/01/25 (a) ......................................... 759,700
6,726,821
Diversified Industrial — 2 .1%
600,000 Chart Industries Inc. ,
1.000% , 11/15/24 (a) ......................................... 1,521,375
120,000 John Bean Technologies Corp. ,
0.250% , 05/15/26 (a) ......................................... 127,920
1,649,295
Energy and Utilities: Integrated — 1 .1%
485,000 Bloom Energy Corp. ,
2.500% , 08/15/25 (a) ......................................... 866,889

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
2
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities: Services — 0 .9%
$ 800,000 Cheniere Energy Inc. ,
4.250% , 03/15/45 .............................................. $ 681,766
Financial Services — 4 .2%
300,000 Chimera Investment Corp. ,
7.000% , 04/01/23 .............................................. 687,750
385,000 Digitalbridge Operating Co. LLC ,
5.750% , 07/15/25 .............................................. 1,359,550
500,000 Encore Capital Europe Finance Ltd. ,
4.500% , 09/01/23 .............................................. 629,198
130,000 Repay Holdings Corp. ,
Zero Coupon , 02/01/26 (a) .............................. 129,350
250,000 Square Inc. ,
0.125% , 03/01/25 .............................................. 516,094
3,321,942
Health Care — 14 .6%
605,000 1Life Healthcare Inc. ,
3.000% , 06/15/25 .............................................. 667,509
255,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 .............................................. 261,907
500,000 Collegium Pharmaceutical Inc. ,
2.625% , 02/15/26 .............................................. 540,684
350,000 CONMED Corp. ,
2.625% , 02/01/24 .............................................. 565,687
425,000 Cutera Inc. ,
2.250% , 03/15/26 (a) ......................................... 694,875
Dexcom Inc.
295,000 0.750% , 12/01/23 .............................................. 767,369
485,000 0.250% , 11/15/25 .............................................. 508,947
500,000 Esperion Therapeutics Inc. ,
4.000% , 11/15/25 (a) ......................................... 431,201
900,000 Exact Sciences Corp. ,
0.375% , 03/15/27 .............................................. 1,195,312
1,000,000 Insulet Corp. ,
0.375% , 09/01/26 .............................................. 1,364,375
Invacare Corp.
400,000 4.500% , 06/01/22 .............................................. 376,500
365,000 4.250% , 03/15/26 (a) ......................................... 366,056
400,000 Paratek Pharmaceuticals Inc. ,
4.750% , 05/01/24 .............................................. 373,880
490,000 PetIQ Inc. ,
4.000% , 06/01/26 .............................................. 738,675
708,000 Supernus Pharmaceuticals Inc. ,
0.625% , 04/01/23 .............................................. 699,592
1,000,000 Tabula Rasa HealthCare Inc. ,
1.750% , 02/15/26 .............................................. 1,026,300
505,000 Teladoc Health Inc. ,
1.250% , 06/01/27 .............................................. 567,822
350,000 Travere Therapeutics Inc. ,
2.500% , 09/15/25 .............................................. 297,734
11,444,425
Real Estate Investment Trusts — 0 .7%
125,000 Pebblebrook Hotel Trust ,
1.750% , 12/15/26 .............................................. 142,375
385,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 .............................................. 398,668
541,043
Security Software — 5 .1%
555,000 CyberArk Software Ltd. ,
Zero Coupon , 11/15/24 ................................... 602,896
Principal
Amount
Market
Value
$ 680,000 Nice Ltd. ,
Zero Coupon , 09/15/25 (a) .............................. $ 729,635
365,000 Varonis Systems Inc. ,
1.250% , 08/15/25 .............................................. 716,313
925,000 Verint Systems Inc. ,
0.250% , 04/15/26 (a) ......................................... 911,630
675,000 Zscaler Inc. ,
0.125% , 07/01/25 (a) ......................................... 1,056,881
4,017,355
Semiconductors — 1 .1%
500,000 Impinj Inc. ,
2.000% , 12/15/26 .............................................. 832,935
Telecommunications — 3 .6%
750,000 Harmonic Inc. ,
2.000% , 09/01/24 .............................................. 890,175
750,000 Infinera Corp. ,
2.500% , 03/01/27 .............................................. 1,142,072
615,000 PagerDuty Inc. ,
1.250% , 07/01/25 (a) ......................................... 803,344
2,835,591
Transportation — 1 .6%
500,000 Atlas Air Worldwide Holdings Inc. ,
1.875% , 06/01/24 .............................................. 640,312
390,000 GOL Equity Finance SA ,
3.750% , 07/15/24 (a) ......................................... 351,244
255,000 Seaspan Corp. ,
3.750% , 12/15/25 (a) ......................................... 311,355
1,302,911
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 66,668,115
Shares
CONVERTIBLE PREFERRED STOCKS — 0 .7%
Agriculture — 0 .7%
5,000 Bunge Ltd. ,
4.875% ............................................................. 581,150
MANDATORY CONVERTIBLE SECURITIES (b) — 12 .0%
Automotive: Parts and Accessories — 2 .0%
8,875 Aptiv plc , Ser. A ,
5.500% , 06/15/23 .............................................. 1,587,028
Diversified Industrial — 1 .0%
4,000 Colfax Corp. ,
5.750% , 01/15/22 .............................................. 744,800
Energy and Utilities: Integrated — 1 .9%
NextEra Energy Inc.
10,000 4.872% , 09/01/22 .............................................. 561,500
9,200 5.279% , 03/01/23 .............................................. 450,432
9,645 6.219% , 09/01/23 .............................................. 476,463
Energy and Utilities: Services — 0 .8%
10,860 Spire Inc. , Ser. A ,
7.500% , 03/01/24 .............................................. 587,200
Financial Services — 2 .0%
980 2020 Cash Mandatory Exchangeable Trust ,
5.250% , 06/01/23 (a) (c) ..................................... 1,237,328
6,000 New York Community Capital Trust V ,
6.000% , 11/01/51 .............................................. 311,760
1,549,088

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
3
Issuer
06/30/21
Carrying
Value
Per Share
980
2020 Cash Mandatory
Exchangeable Trust ,
5.250% , 06/01/23 .....
06/24/20
- 09/30/20
$1,022,450
$1,262.58
__________
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES (Continued)
Health Care — 2 .4%
5,730 Avantor Inc. , Ser. A ,
6.250% , 05/15/22 .............................................. $ 627,779
500 Danaher Corp. , Ser. B ,
5.000% , 04/15/23 .............................................. 737,635
9,795 Elanco Animal Health Inc. ,
5.000% , 02/01/23 .............................................. 525,600
1,891,014
Semiconductors — 1 .9%
1,005 Broadcom Inc. , Ser. A ,
8.000% , 09/30/22 .............................................. 1,527,469
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 9,374,994
COMMON STOCKS — 0.0%
Energy and Utilities: Services — 0.0%
509,000 Bristow Group Inc., Escrow † ............................ 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .4%
$ 1,890,000 U.S. Treasury Bills,
0.028 % to 0.047% †† ,
09/16/21 to 09/23/21 ........................................ 1,889,845
TOTAL INVESTMENTS — 100.0%
(Cost $ 59,353,480 ) ........................................... $ 78,514,104
(a) Securities exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may be
resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
(c) At June 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $1,237,328 or 1.58%
of total investments, which was valued under methods
approved by the Board of Trustees as follows:
† Non-income producing security.
†† Represents annualized yields at dates of purchase.